Financial assets at fair value through profit or loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Trading assets	£ 14,990	£ 21,760
Other financial assets mandatorily at fair value through profit or loss:	164,455	185,011
Total financial assets at fair value through profit or loss	179,445	206,771
Loans and advances to banks
Disclosure of financial assets [line items]
Other financial assets mandatorily at fair value through profit or loss:	4,797	3,684
Loans and advances to customers
Disclosure of financial assets [line items]
Other financial assets mandatorily at fair value through profit or loss:	9,648	10,933
Debt securities
Disclosure of financial assets [line items]
Other financial assets mandatorily at fair value through profit or loss:	36,499	40,379
Treasury and other bills
Disclosure of financial assets [line items]
Other financial assets mandatorily at fair value through profit or loss:	21	19
Contracts held with reinsurers
Disclosure of financial assets [line items]
Other financial assets mandatorily at fair value through profit or loss:	11,194	12,371
Equity shares
Disclosure of financial assets [line items]
Other financial assets mandatorily at fair value through profit or loss:	£ 102,296	£ 117,625